UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from
June 1, 2010 to December 1, 2010

Commission File Number of issuing entity: 001-401284

PPLUS TRUST SERIES EQ-1

(Exact name of registrant as specified in its charter)

Commission File Number of depositor: 001-13971

MERRILL LYNCH DEPOSITOR, INC.
(Exact name of depositor as specified in its charter)

______________________________________________________
(Exact name of sponsor as specified in its charter)

NEW YORK	13-3091329
(State or other jurisdiction or incorporation or	(I.R.S. Employer
organization of the issuing entity)	Identification No.)

WORLD FINANCIAL CENTER, NEW YORK, NEW YORK	10080
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 449-1000
(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
PPLUS Class A Trust				NEW YORK STOCK
Certificates Series EQ-1	[X]	[ ]	[ ]	EXCHANGE

PPLUS Class B Trust
Certificates Series EQ-1	[ ]	[ ]	[X]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [X] No [ ]

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

     On December 1, 2010, a distribution was made to holders of PPLUS Trust Certificates Series EQ-1. The distribution report is attached as Exhibit 99.1 to this Form 10-D.

     For information with respect to the underlying securities held by PPLUS Trust Series EQ-1, please refer to Embarq Corporation’s (Commission file number 001-350031) periodic reports, including annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, and other information on file with the Securities and Exchange Commission (the “SEC”). You can read and copy these reports and other information at the public reference facilities maintained by the SEC at Room 1580, 100 F Street, NE, Washington, D.C. 20549. You may obtain copies of this material for a fee by writing to the SEC’s Public Reference Section of the SEC at 100 F Street, NE, Washington, D.C. 20549. You may obtain information about the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. You can also access some of this information electronically by means of the SEC’s website on the Internet at http://www.sec.gov, which contains reports, proxy and information statements and other information that the underlying securities issuer has filed electronically with the SEC.

     Although we have no reason to believe the information concerning the underlying securities or the underlying securities issuer contained in the underlying securities issuer’s Exchange Act reports is not reliable, neither the depositor nor the trustee participated in the preparation of such documents or made any due diligence inquiry with respect to the information provided therein. No investigation with respect to the underlying securities issuer (including, without limitation, no investigation as to its financial condition or creditworthiness) or of the underlying securities has been made. You should obtain and evaluate the same information concerning the underlying securities issuer as you would obtain and evaluate if your investment were directly in the underlying securities or in other securities issued by the underlying securities issuer. There can be no assurance that events affecting the underlying securities or the underlying securities issuer have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Not Applicable.

Item 3. Sales of Securities and Use of Proceeds.

Not Applicable.

Item 4. Defaults Upon Senior Securities.

Not Applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not Applicable.

2

Item 6. Significant Obligors of Pool Assets.

Not Applicable.

Item 7. Significant Enhancement Provider Information.

Not Applicable.

Item 8. Other Information.

Not Applicable.

Item 9. Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

	99.1	Trustee’s report in respect of the December 1, 2010 distribution to holders of PPLUS Trust Certificates Series EQ-1.

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

MERRILL LYNCH DEPOSITOR, INC.

Date:	December 13, 2010	By:	/s/ Steven O’Neill

		Name:	Steven O’Neill
		Title:	Director

4

EXHIBIT INDEX

99.1 Trustee’s report in respect of the December 1, 2010 distribution to holders of PPLUS Trust Certificates Series EQ-1.

5

EXHIBIT 99.1

DISTRIBUTION REPORT
FOR
PPLUS TRUST SERIES EQ-1 TRUST

DISTRIBUTION DATE
December 1, 2010

CLASS A CUSIP NUMBER 73941X528
CLASS B CUSIP NUMBER 73941X536

(i)

the amounts received by the Trustee as of the last such statement in respect of principal, interest and premium on the Embarq Corporation 7.995% Debentures due June 1, 2036 (the “Underlying Securities”):

Interest:	$999,375.00
Principal:	0.00
Premium:	0.00

(ii)	the amounts of compensation received by the Trustee, for the period relating to such Distribution Date:

Paid by the Trust:	$0.00
Paid by the Depositor:	$1,000.00

(iii)

the amount of distribution on such Distribution Date to Holders allocable to principal of and premium, if any, and interest on the Certificates of each such Class and the amount of aggregate unpaid interest accrued as of such Distribution Date:

Class A:
Interest:	$887,500.00
Principal:	$0.00

Class B:
Interest:	$111,875.00
Principal:	0.00

Unpaid Interest Accrued:	$0.00

(iv)

the aggregate stated principal amount and, if applicable, notional amount of the Underlying Securities related to such Series, the current interest rate or rates thereon at the close of business on such Distribution Date, and the current rating assigned to the Certificates.

Principal Amount:	$25,000,000
Interest Rate:	7.995%
Rating:
Moody’s Investor Service		Baa3
Standard & Poor’s Rating Service		BBB-

(v)	the aggregate Certificate Principal Balance (or Notional Amount, if applicable) of each Class of such Series at the close of business on such Distribution Date.

Class A: ($25 Stated Amount)
Initial Principal Balance:	$25,000,000.00
Reduction:	(0)

Principal Balance 12/01/10:	$25,000,000.00

Class B: ($25 Notional Amount)
Initial Principal Balance:	$25,000,000.00
Reduction:	(0)

Principal Balance 12/01/10:	$25,000,000.00